LEASE - Right of use assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jan. 01, 2019
Right of use assets, effect of adoption
Beginning balance	R$ 3,850,237	R$ 0
Initial adoption on January 1, 2019				R$ 3,357,850
Additions	561,162	914,327
Amortization	(211,595)	(421,940)
Ending balance	4,199,804	3,850,237
Reclassified to biological assets	118,286		R$ 116,577
Lands and Farms
Right of use assets, effect of adoption
Beginning balance	1,769,645	0
Initial adoption on January 1, 2019				1,762,943
Additions	337,323	260,982
Amortization	(119,220)	(254,280)
Ending balance	1,987,748	1,769,645
Machinery and equipment
Right of use assets, effect of adoption
Beginning balance	130,051	0
Initial adoption on January 1, 2019				143,685
Additions	2,153	1,529
Amortization	(5,054)	(15,163)
Ending balance	127,150	130,051
Buildings
Right of use assets, effect of adoption
Beginning balance	45,999	0
Initial adoption on January 1, 2019				41,570
Additions	26,716	39,794
Amortization	(10,521)	(35,365)
Ending balance	62,194	45,999
Ships and boats
Right of use assets, effect of adoption
Beginning balance	1,904,455	0
Initial adoption on January 1, 2019				1,408,640
Additions	194,907	612,022
Amortization	(76,771)	(116,207)
Ending balance	2,022,591	1,904,455
Vehicles
Right of use assets, effect of adoption
Beginning balance	87	0
Initial adoption on January 1, 2019				R$ 1,012
Additions	63
Amortization	(29)	(925)
Ending balance	R$ 121	R$ 87